Acquisitions (Details 2)	May 17, 2017
Dividend yield [Member]
Business Acquisition [Line Items]
Options value	0.00
Warrants value	0.00
Asset related to future mandatory asset contribution	0.00
Expected volatility [Member]
Business Acquisition [Line Items]
Options value	0.3945
Warrants value	0.3945
Risk Free Interest Rate [Member]
Business Acquisition [Line Items]
Options value	0.0125
Warrants value	0.0125
Strike Price [Member]
Business Acquisition [Line Items]
Options value	0.0193
Warrants value	0.03
Asset related to future mandatory asset contribution	0.0145
Stock Price [Member]
Business Acquisition [Line Items]
Options value	0.0145
Warrants value	0.0145
Probability [Member]
Business Acquisition [Line Items]
Options value	0.50
Warrants value	0.50
Asset related to future mandatory asset contribution	0.70
Expected Term Of Options (Years) [Member]
Business Acquisition [Line Items]
Options term	7 months 13 days
Warrants term	5 years